Long-term debt (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Long-Term Debt

	June 30, 2012	December 31, 2011
Long-term debt:
$1.3 billion revolving credit facility	$1,032,745	$1,032,745
$365.0 million revolving credit facility	315,800	323,200
$218.4 million credit facility	217,661	217,661
$920.0 million revolving credit facility	890,257	890,257
$150.0 million credit facility	150,000	79,672
$291.2 million credit facility	269,895	202,026
$235.3 million credit facility	226,352	182,168
$53.0 million term loan credit facility	—	53,000
$15.0 million term loan	15,000	15,000
$5.0 million line of credit	5,000	—
$150.0 million revolving credit facility	—	—

Long-term debt	3,122,710	2,995,729
Current portion	(72,518)	(81,482)

Long-term debt	$3,050,192	$2,914,247

Schedule of Minimum Repayments for the Balances Outstanding With Respect to the Credit Facilities

Remainder of 2012	$84,302
2013	181,990
2014	311,613
2015	837,407
2016	168,776
Thereafter	1,538,622

$3,122,710